CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands		Paid-in capital [Member]	Capital reserve [Member]	Treasury shares [Member]	Legal reserve [Member]	Reserve for capital increases [Member]	Reserve for tax incentives [Member]	Accumulated foreign currency translation adjustments [Member]	Marketable securities at FVTOCI [Member]	Gain (losses) on cash flow hedge [Member]	Actuarial losses [Member]	Retained Earnings (Losses) [Member]	Total equity [Member]	Non-controlling interest [Member]	Total
BALANCES AT BEGINNING at Dec. 31, 2016		R$ 12,460,471	R$ 41,006	R$ (721,856)	R$ 540,177	R$ 170,756	R$ 639,742	R$ (693,835)	R$ (25,998)	R$ (575,861)	R$ 5,376		R$ 11,839,978	R$ 379,375	R$ 12,219,353
Comprehensive income (loss)
Gain (loss) on foreign currency translation adjustments	[1]							(73,124)					(73,124)	106,478	33,354
Unrealized gain (loss) in available for sale marketable securities	[1]								(30,260)				(30,260)		(30,260)
Unrealized gain (loss) in cash flow hedge	[1]									3,709			3,709		3,709
Actuarial gains (losses) on pension and post-employment plans	[1]										(15,248)	R$ 16,762	1,514		1,514
Net profit (loss) for the year												(1,125,572)	(1,125,572)	26,718	(1,098,854)
SUB-TOTAL COMPREHENSIVE INCOME								(73,124)	(30,260)	3,709	(15,248)	(1,108,810)	(1,223,733)	133,196	(1,090,537)
Appropriation of income (loss)
Loss absorbed by with legal reserve					(438,810)							438,810
Loss absorbing with future capital increase						(30,258)						30,258
Reserve for tax incentives							(639,742)					639,742
Share-based payments			25,621										25,621		25,621
Acquisition of non-controlling interest			48,470										48,470		48,470
Treasury shares sold				650,373									650,373		650,373
Losses in Treasury Shares Sold						R$ (140,498)							(140,498)		(140,498)
BALANCES AT END at Dec. 31, 2017		12,460,471	115,097	(71,483)	101,367			(766,959)	(56,258)	(572,152)	(9,872)		11,200,211	512,571	11,712,782
Comprehensive income (loss)
Adoption of IFRS 9												(17,087)	(17,087)	2,547	(14,540)
Restatement by hyperinflation												130,210	130,210		130,210
Gain (loss) on foreign currency translation adjustments	[1]							14,144					14,144	70,217	84,361
Unrealized gain (loss) in available for sale marketable securities	[1],[2]								(42,193)				(42,193)		(42,193)
Unrealized gain (loss) in cash flow hedge	[1]									175,987			175,987		175,987
Actuarial gains (losses) on pension and post-employment plans	[1]										(18,216)	18,543	327		327
Realized loss in marketable securities at FVTOCI	[1],[2]											(63,975)	(63,975)		(63,975)
Net profit (loss) for the year												(4,448,061)	(4,448,061)	(18,185)	(4,466,246)
SUB-TOTAL COMPREHENSIVE INCOME								14,144	(42,193)	175,987	(18,216)	(4,493,493)	(4,363,771)	52,032	(4,311,739)
Appropriation of income (loss)
Loss absorbed by with legal reserve					R$ (101,367)							101,367
Share-based payments			477	14,807									15,284		15,284
Loss on changes in ownership interest - controlled entities			(220)										(220)		(220)
BALANCES AT END at Dec. 31, 2018		12,460,471	115,354	(56,676)				(752,815)	(98,451)	(396,165)	(28,088)	(4,279,003)	6,964,627	567,150	7,531,777
Comprehensive income (loss)
Adoption of IFRS 9												6,287	6,287		6,287
Gain (loss) on foreign currency translation adjustments	[1]							559,436					559,436	(30,666)	528,770
Unrealized gain (loss) in available for sale marketable securities	[1]								102,905				102,905		102,905
Unrealized gain (loss) in cash flow hedge	[1]									39,444			39,444		39,444
Actuarial gains (losses) on pension and post-employment plans	[1]										(148,735)		(148,735)	(1,786)	(150,521)
Net profit (loss) for the year												162,684	162,684	(160)	162,524
SUB-TOTAL COMPREHENSIVE INCOME								559,436	102,905	39,444	(148,735)	162,684	715,734	(32,612)	683,122
Appropriation of income (loss)
Realized loss in marketable securities at FVTOCI												(52,493)	(52,493)		(52,493)
Employee benefits remeasurement - difined benefit												30,612	30,612		30,612
Dividends														(4,988)	(4,988)
Share-based payments			(6,861)	18,437									11,576		11,576
Acquisition of non-controlling interest			84,352										84,352	(276,824)	(192,472)
BALANCES AT END at Dec. 31, 2019		R$ 12,460,471	R$ 192,845	R$ (38,239)				R$ (193,379)	R$ 4,454	R$ (356,721)	R$ (176,823)	R$ (4,131,913)	R$ 7,760,695	R$ 252,726	R$ 8,013,421

[1]	All changes in other comprehensive income are presented net of taxes.
[2]	FVTOCI: Fair Value Through Other Comprehensive Income.